Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Total intangible assets		$ 1,142,538
Less: accumulated amortization	0	(258,690)
Intangible assets, net		883,848
NCFM: Medical database [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets		1,101,538
NCFM: Website [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets		$ 41,000